Supplementary Financial Statement Information (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenue by major customers	$ 823	$ 606	$ 1,432	$ 1,200
Customer A [Member]
Revenue by major customers	500	282	849	558
Customer B [Member]
Revenue by major customers		187		355
Customer C [Member]
Revenue by major customers	$ 273	$ 74	$ 469	$ 147